UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Derek Mullins
444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312)-843-6161

Date of fiscal year end: February 28

Date of reporting period: July 1, 2019 – June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2019 TO JUNE 30, 2020

Item 1: Proxy Voting Record

Registrant: Destra Multi-Alternative Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
ARES CAPITAL CORPORATION	ARCC	04010L103	08-Jul-2019	To authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders (including, without limitation, that the number of shares issued does not exceed 25% of the Company’s then outstanding common stock).	Management	Yes	Split	Split
FS KKR CAPITAL CORP.	FSK	302635107	16-Jul-2019	Election of Director: Barbara Adams	Management	Yes	Split	Split
FS KKR CAPITAL CORP.	FSK	302635107	16-Jul-2019	Election of Director: Frederick Arnold	Management	Yes	Split	Split
FS KKR CAPITAL CORP.	FSK	302635107	16-Jul-2019	Election of Director: Michael C. Forman	Management	Yes	Split	Split
FS KKR CAPITAL CORP.	FSK	302635107	16-Jul-2019	Election of Director: Jerel A. Hopkins	Management	Yes	Split	Split
FS KKR CAPITAL CORP.	FSK	302635107	16-Jul-2019	To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Management	Yes	Split	Split
FS KKR CAPITAL CORP.	FSK	302635107	16-Jul-2019	To approve the application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to increase the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150%.	Management	Yes	Split	Split
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	29-Jul-2019	Election of Director: Richard E. Cavanagh	Management	Yes	Split	Split
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	29-Jul-2019	Election of Director: Frank J. Fabozzi	Management	Yes	Split	Split
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	29-Jul-2019	Election of Director: Robert Fairbairn	Management	Yes	Split	Split
BLACKROCK DEBT STRATEGIES FD INC	DSU	09255R202	29-Jul-2019	Election of Director: Henry Gabbay	Management	Yes	Split	Split
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	29-Jul-2019	Election of Director: Richard E. Cavanagh	Management	Yes	Split	Split
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	29-Jul-2019	Election of Director: Cynthia L. Egan	Management	Yes	Split	Split
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	29-Jul-2019	Election of Director: Robert Fairbairn	Management	Yes	Split	Split
BLACKROCK MULTI SECTOR INCOME TRUST	BIT	09258A107	29-Jul-2019	Election of Director: Henry Gabbay	Management	Yes	Split	Split
WHITEHORSE FINANCE, INC.	WHF	96524V106	01-Aug-2019	To ratify the selection of Crowe LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	Yes	Split	Split
WHITEHORSE FINANCE, INC.	WHF	96524V106	01-Aug-2019	Election of Director: Kevin F. Burke	Management	Yes	Split	Split
WHITEHORSE FINANCE, INC.	WHF	96524V106	01-Aug-2019	Election of Director: G. Stacy Smith	Management	Yes	Split	Split
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	04-Sep-2019	Contingent upon approval of Certificate of Incorporation Amendment Proposal, to approve issuance of shares of GBDC Common Stock pursuant to Agreement and Plan of Merger dated as of November 27, 2018 (as amended, “Merger Agreement”) by and among GBDC, Fifth Ave Subsidiary Inc., a wholly owned subsidiary of GBDC (Merger Sub), Golub Capital Investment Corporation, a Maryland corporation (GCIC), GC Advisors LLC (GC Advisors), and, for certain limited purposes, Golub Capital LLC (such proposal is referred to as the “Merger Stock issuance Proposal”)	Management	Yes	Split	Split
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	04-Sep-2019	Contingent upon approval of each of the Certificate of Incorporation Amendment Proposal and the Merger Stock Issuance Proposal, to approve the amendment of the investment advisory agreement between GBDC and GC Advisors (as amended, the “New Investment Advisory Agreement”) on the terms described in the accompanying proxy statement (such proposal is referred to as the “Advisory Agreement Amendment Proposal”).	Management	Yes	Split	Split
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	04-Sep-2019	To approve an amendment to the GBDC certificate of incorporation to increase the number of authorized shares of capital stock from 101,000,000 shares to 201,000,000 shares, consisting of 200,000,000 shares of GBDC common stock, par value $0.001 per share (“GBDC Common Stock”), and 1,000,000 shares of preferred stock, par value $0.001 per share (the “Certificate of Incorporation Amendment Proposal”).	Management	Yes	Split	Split
GOLAR LNG PARTNERS LP	GMLP	Y2745C102	27-Sep-2019	To elect Alf Thorkildsen as a Class I Director of the Partnership whose term will expire at the 2022 Annual Meeting of Limited Partners.	Management	Yes	For	For
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	03-Feb-2020	Election of Director: James R. Boyle	Management	Yes	Split	Split
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	03-Feb-2020	Election of Director: William H. Cunningham	Management	Yes	Split	Split
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	03-Feb-2020	Election of Director: Grace K. Fey	Management	Yes	Split	Split
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	03-Feb-2020	Election of Director: Hassell H. McClellan	Management	Yes	Split	Split
JOHN HANCOCK PREMIUM DIVIDEND FUND	PDT	41013T105	03-Feb-2020	Election of Director: Gregory A. Russo	Management	Yes	Split	Split
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	04-Feb-2020	To ratify the selection of Ernst & Young LLP to serve as the Company’s independent registered public accounting firm for the fiscal year ending September 30, 2020.	Management	Yes	Split	Split
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	04-Feb-2020	Election of Class I Director: David B. Golub	Management	Yes	Split	Split
GOLUB CAPITAL BDC, INC.	GBDC	38173M102	04-Feb-2020	Election of Class I Director: Anita R. Rosenberg	Management	Yes	Split	Split
DOUBLELINE INCOME SOLUTIONS FUND	DSL	258622109	21-Feb-2020	Election of Class I Director: John C. Salter	Management	Yes	Split	Split
FIRST TRUST	FEN	33738G104	22-Apr-2020	Election of Director: ROBERT F. KEITH	Management	Yes	Split	Split
BLACKSTONE FUNDS	BGX	09257D102	23-Apr-2020	Election of Trustee: Edward H. D’Alelio	Management	Yes	Split	Split
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Chad L. Williams	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: John W. Barter	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: William O. Grabe	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Catherine R. Kinney	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Peter A. Marino	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Scott D. Miller	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Mazen Rawashdeh	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Wayne M. Rehberger	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Philip P. Trahanas	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	Election of Director: Stephen E. Westhead	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	To ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2020.	Management	Yes	For	For
QTS REALTY TRUST, INC.	QTS	74736A103	06-May-2020	To approve, on a non-binding advisory basis, the compensation paid to the Company’s named executive officers.	Management	Yes	Against	Against
APOLLO SENIOR FLOATING RATE, INC.	AIF	037638103	21-May-2020	Election of Director: Robert L. Borden	Management	Yes	Split	Split
APOLLO SENIOR FLOATING RATE, INC.	AIF	037638103	21-May-2020	Election of Director: Carl J. Rickertsen	Management	Yes	Split	Split
OWL ROCK CAPITAL CORPORATION	ORCC	69121K104	08-Jun-2020	To ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2020.	Management	Yes	Split	Split
OWL ROCK CAPITAL CORPORATION	ORCC	69121K104	08-Jun-2020	To approve a proposal to allow the Company to increase its leverage by approving the application to the Company of a minimum asset coverage ratio of 150%, pursuant to Section 61(a)(2) of the Investment Company Act of 1940, as amended, to become effective the date after the Annual Meeting, which would permit the Company to double the maximum amount of leverage that it is currently permitted to incur.	Management	Yes	Split	Split
OWL ROCK CAPITAL CORPORATION	ORCC	69121K104	08-Jun-2020	To consider and transact such other business as may properly come before the Annual Meeting, and any adjournments or postponements thereof.	Management	Yes	Split	Split
OWL ROCK CAPITAL CORPORATION	ORCC	69121K104	08-Jun-2020	Election of Director: Brian Finn	Management	Yes	Split	Split
OWL ROCK CAPITAL CORPORATION	ORCC	69121K104	08-Jun-2020	Election of Director: Eric Kaye	Management	Yes	Split	Split
BROOKFIELD REAL ASSETS INCOME FUND	RA	112830104	18-Jun-2020	Election of Class I Director: Louis P. Salvatore (Independent Director)	Management	Yes	Split	Split
BROOKFIELD REAL ASSETS INCOME FUND	RA	112830104	18-Jun-2020	Election of Class I Director: David Levi (Interested Director)	Management	Yes	Split	Split
ARES CAPITAL CORPORATION	ARCC	04010L103	22-Jun-2020	To ratify the selection of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2020.	Management	Yes	Split	Split
ARES CAPITAL CORPORATION	ARCC	04010L103	22-Jun-2020	Election of Director: Michael J Arougheti	Management	Yes	Split	Split
ARES CAPITAL CORPORATION	ARCC	04010L103	22-Jun-2020	Election of Director: Ann Torre Bates	Management	Yes	Split	Split
ARES CAPITAL CORPORATION	ARCC	04010L103	22-Jun-2020	Election of Director: Steven B McKeever	Management	Yes	Split	Split
STEADFAST INCOME REIT, INC.		857STDFI9	7-Nov-2019	Election of Director: Rodney F. Emery	Management	Yes	Withhold	Against
STEADFAST INCOME REIT, INC.		857STDFI9	7-Nov-2019	Election of Director: Ella S. Neyland	Management	Yes	Withhold	Against
STEADFAST INCOME REIT, INC.		857STDFI9	7-Nov-2019	Election of Director: Scot B. Baker	Management	Yes	Withhold	Against
STEADFAST INCOME REIT, INC.		857STDFI9	7-Nov-2019	Election of Director: Ned W. Brines	Management	Yes	Withhold	Against
STEADFAST INCOME REIT, INC.		857STDFI9	7-Nov-2019	Election of Director: Don B. Saulic	Management	Yes	Withhold	Against
STEADFAST INCOME REIT, INC.		857STDFI9	7-Nov-2019	To ratify the selection of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2019.	Management	Yes	For	For
Healthcare Trust, Inc		A039324	15-Apr-2020	Election of Director: Leslie D. Michelson	Management	Yes	Against	Against
Healthcare Trust, Inc		A039324	15-Apr-2020	Election of Director: Edward M. Weil, Jr	Management	Yes	Against	Against
Healthcare Trust, Inc		A039324	15-Apr-2020	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2020.	Management	Yes	For	For
Healthcare Trust, Inc		A039324	15-Apr-2020	Non-binding advisory resolution regarding the executive compensation for the Company’s named executive officers as described in the proxy statement	Management	Yes	Against	Against
Healthcare Trust, Inc		A039324	15-Apr-2020	Recommendation, on a non-binding advisory basis, of the frequency of future non-binding advisory votes on executive compensaion	Management	Yes	1 Year	Against
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: Raymond J. Lewis	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: Brian Kabot	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: Charles R. Holzer	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: Ann Kono	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: Kenneth T. Lombard	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: Scott E. Peterson	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: Jonathan Trauben	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Election of Director: L. Spencer Wells	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Approval of the 2019 Incentive Compensation Plan	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Approval of the amendment to the Company Chart to add the Exclusive Form Provisions	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Approval of the Extensions of the Effectiveness Deadline under the Registration Rights Agreements to December 31 2020	Management	Yes	For	For
Treehouse Real Estate Investment Trust, Inc.		0001764748	22-May-2020	Ratification of the appointment of Davidson & Company LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2020	Management	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Destra Multi-Alternative Fund

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	August 21, 2020

*Print the name and title of each signing officer under his or her signature.